Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income from Continuing Operations before taxes and equity in earnings of affiliates [Table Text Block]
The following table shows the income (loss) from continuing operations, before income taxes, net equity in earnings of affiliates and noncontrolling interests, for the periods indicated (in millions):

December 31,	2022	2021	2020
U.S.	$22	$622	$(135)
Non-U.S.	(191)	(1,686)	623
Total	$(169)	$(1,064)	$488

Income Tax Expense On Continuing Operations	The following table summarizes the expense for income taxes on continuing operations for the periods indicated (in millions):

December 31,		2022	2021	2020
Federal:	Current	$3	$(2)	$(8)
	Deferred	(18)	42	(17)
State:	Current	2	1	—
	Deferred	1	18	2
Foreign:	Current	256	273	458
	Deferred	21	(465)	(219)
Total		$265	$(133)	$216

Reconciliation Of US Federal Income Tax Rates And AES Effective Tax Rate For The Current And Two Prior Years	The following table summarizes a reconciliation of the U.S. statutory federal income tax rate to the Company's effective tax rate as a percentage of income from continuing operations before taxes for the periods indicated:

December 31,	2022	2021	2020
Statutory Federal tax rate	21%	21%	21%
State taxes, net of Federal tax benefit	(1)%	(6)%	(6)%
Taxes on foreign earnings	(42)%	(2)%	15%
Valuation allowance	(10)%	7%	16%
Uncertain tax positions	7%	16%	—%
Change in tax law	—%	(1)%	3%
U.S. Investment Tax Credit	—%	—%	(8)%
Alto Maipo deconsolidation	—%	(17)%	—%
Noncontrolling interest on Buffalo Gap impairments	—%	(3)%	—%
Nondeductible goodwill impairments	(127)%	—%	—%
Other—net	(5)%	(2)%	3%
Effective tax rate	(157)%	13%	44%

Schedule Of Income Tax Payable And Receivable	The following table summarizes the income taxes receivable and payable as of the periods indicated (in millions):

December 31,	2022	2021
Income taxes receivable—current	$107	$184
Income taxes receivable—noncurrent	69	2
Total income taxes receivable	$176	$186
Income taxes payable—current	$104	$133
Income taxes payable—noncurrent	—	—
Total income taxes payable	$104	$133

Summary Of Deferred Tax Assets And Liabilities
The following table summarizes deferred tax assets and liabilities, as of the periods indicated (in millions):

December 31,	2022	2021
Differences between book and tax basis of property	$(903)	$(961)
Investment in U.S. tax partnerships	(582)	(629)
Other taxable temporary differences	(350)	(418)
Total deferred tax liability	(1,835)	(2,008)
Operating loss carryforwards	1,129	979
Capital loss carryforwards	62	77
Bad debt and other book provisions	57	380
Tax credit carryforwards	62	68
Other deductible temporary differences	282	464
Total gross deferred tax asset	1,592	1,968
Less: Valuation allowance	(577)	(528)
Total net deferred tax asset	1,015	1,440
Net deferred tax liability	$(820)	$(568)

Uncertain Tax Positions [Table Text Block]	The following table shows the total amount of gross accrued income taxes related to interest and penalties included in the Consolidated Balance Sheets for the periods indicated (in millions):

December 31,	2022	2021
Interest related	$2	$2
Penalties related	—	1
The following table shows the expense/(benefit) related to interest and penalties on unrecognized tax benefits for the periods indicated (in millions):

December 31,	2022	2021	2020
Total benefit for interest related to unrecognized tax benefits	$—	$1	$—
Total expense for penalties related to unrecognized tax benefits	—	1	—

Tax Years Potentially Subject To Examination And Jurisdictions	The following is a summary of tax years potentially subject to examination in the significant tax and business jurisdictions in which we operate:

Jurisdiction	Tax Years Subject to Examination
Argentina	2016-2022
Brazil	2016-2022
Chile	2019-2022
Colombia	2016-2022
Dominican Republic	2019-2022
El Salvador	2019-2022
Netherlands	2016-2022
Panama	2019-2022
United Kingdom	2019-2022
United States (Federal)	2017-2022

Unrecognized Tax Benefits
The following is a reconciliation of the beginning and ending amounts of unrecognized tax benefits for the periods indicated (in millions):

	2022	2021	2020
Balance at January 1	$122	$458	$465
Additions for current year tax positions	4	28	—
Additions for tax positions of prior years	—	14	3
Reductions for tax positions of prior years	(16)	—	(6)
Settlements	(3)	(377)	—
Lapse of statute of limitations	—	(1)	(4)
Balance at December 31	$107	$122	$458